UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY DIVIDEND STRATEGY

FUND

FORM N-Q

JULY 31, 2005

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 89.6%
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 0.8%
250,000	International Game Technology	$6,840,000
550,000	McDonald’s Corp.	17,143,500

		23,983,500

Household Durables - 0.2%
200,000	Newell Rubbermaid Inc.	4,974,000

Leisure Equipment & Products - 0.4%
500,000	Hasbro Inc.	10,970,000

Media - 1.6%
200,000	Gannett Co. Inc.	14,592,000
1,224,900	Pearson PLC	14,674,493
500,000	Regal Entertainment Group, Class A Shares	9,655,000
400,000	Time Warner Inc.	6,808,000

		45,729,493

Multiline Retail - 0.8%
400,000	Target Corp.	23,500,000

Specialty Retail - 0.7%
450,000	Home Depot Inc.	19,579,500

	TOTAL CONSUMER DISCRETIONARY	128,736,493

CONSUMER STAPLES - 9.1%
Beverages - 1.4%
350,000	Coca-Cola Co.	15,316,000
451,374	PepsiCo Inc.	24,613,424

		39,929,424

Food & Staples Retailing - 2.2%
1,697,400	Albertson’s Inc.	36,171,594
552,228	Wal-Mart Stores Inc.	27,252,452

		63,424,046

Food Products - 2.9%
325,000	Campbell Soup Co.	10,026,250
350,000	General Mills Inc.	16,590,000
414,324	H.J. Heinz Co.	15,238,837
250,000	Kraft Foods Inc., Class A Shares	7,637,500
250,000	Sara Lee Corp.	4,982,500
747,400	Unilever PLC, Sponsored ADR	29,171,022

		83,646,109

Household Products - 2.6%
746,113	Kimberly-Clark Corp.	47,572,165
450,000	Procter & Gamble Co.	25,033,500

		72,605,665

	TOTAL CONSUMER STAPLES	259,605,244

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
1,093,310	BP PLC, Sponsored ADR	72,027,263
996,637	Chevron Corp.	57,814,912
1,528,019	Exxon Mobil Corp.	89,771,116

	TOTAL ENERGY	219,613,291

EXCHANGE TRADED FUND - 0.5%
400,000	Health Care Select Sector SPDR Fund	12,692,000

See Notes to Schedule of Investments.

1

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 14.2%
Capital Markets - 2.5%
175,000	Goldman Sachs Group Inc.	$18,809,000
400,000	Merrill Lynch & Co. Inc.	23,512,000
350,000	UBS AG, Registered Shares	28,686,000

		71,007,000

Commercial Banks - 2.8%
300,000	Bank of America Corp.	13,080,000
400,000	U.S. Bancorp	12,024,000
873,409	Wells Fargo & Co.	53,574,908

		78,678,908

Consumer Finance - 1.0%
1,191,100	MBNA Corp.	29,968,076

Diversified Financial Services - 2.0%
1,636,457	JPMorgan Chase & Co.	57,505,099

Insurance - 2.2%
350,000	Assurant Inc.	12,932,500
563,252	Chubb Corp.	50,028,043

		62,960,543

Real Estate - 2.9%
226,000	Mills Corp.	14,703,560
977,500	Plum Creek Timber Co. Inc.	36,998,375
311,550	ProLogis	14,194,218
195,968	Simon Property Group Inc.	15,626,488

		81,522,641

Thrifts & Mortgages - 0.8%
200,000	Golden West Financial Corp.	13,024,000
500,000	New York Community Bancorp Inc.	9,180,000

		22,204,000

	TOTAL FINANCIALS	403,846,267

HEALTH CARE - 15.3%
Health Care Equipment & Supplies - 0.5%
250,000	Medtronic Inc.	13,485,000

Health Care Providers & Services - 0.5%
200,000	Aetna Inc.	15,480,000

Pharmaceuticals - 14.3%
1,612,209	Abbott Laboratories	75,177,306
550,000	Eli Lilly and Co.	30,976,000
1,087,708	GlaxoSmithKline PLC, ADR	51,600,868
1,420,939	Johnson & Johnson	90,883,258
311,700	Novartis AG, ADR	15,182,907
2,169,267	Pfizer Inc.	57,485,576
1,854,858	Wyeth	84,859,753

		406,165,668

	TOTAL HEALTH CARE	435,130,668

INDUSTRIALS - 14.4%
Aerospace & Defense - 3.9%
1,508,852	Honeywell International Inc.	59,267,707
450,000	Raytheon Co.	17,698,500
700,000	United Technologies Corp.	35,490,000

		112,456,207

Air Freight & Logistics - 0.4%
150,000	United Parcel Service Inc., Class B Shares	10,945,500

See Notes to Schedule of Investments.

2

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Building Products - 0.3%
250,000	Masco Corp.	$8,477,500

Commercial Services & Supplies - 2.0%
200,000	Avery Dennison Corp.	11,334,000
250,000	Pitney Bowes Inc.	11,145,000
325,000	R.R. Donnelley & Sons Co.	11,716,250
800,000	Waste Management Inc.	22,496,000

		56,691,250

Electrical Equipment - 2.8%
375,000	Cooper Industries Ltd., Class A Shares	24,217,500
838,279	Emerson Electric Co.	55,158,758

		79,376,258

Industrial Conglomerates - 5.0%
450,000	3M Co.	33,750,000
2,645,166	General Electric Co.	91,258,227
550,000	Tyco International Ltd.	16,758,500

		141,766,727

	TOTAL INDUSTRIALS	409,713,442

INFORMATION TECHNOLOGY - 5.0%
Computers & Peripherals - 1.0%
250,000	Hewlett-Packard Co.	6,155,000
250,000	International Business Machines Corp.	20,865,000

		27,020,000

IT Services - 1.0%
650,000	Automatic Data Processing Inc.	28,866,500

Semiconductors & Semiconductor Equipment - 0.5%
550,000	Intel Corp.	14,927,000

Software - 2.5%
2,807,335	Microsoft Corp.	71,895,849

	TOTAL INFORMATION TECHNOLOGY	142,709,349

MATERIALS - 9.8%
Chemicals - 6.4%
1,347,146	Dow Chemical Co.	64,595,651
1,531,300	E.I. du Pont de Nemours & Co.	65,355,884
1,578,800	Olin Corp.	28,970,980
350,000	PPG Industries Inc.	22,760,500

		181,683,015

Metals & Mining - 1.5%
1,569,926	Alcoa Inc.	44,036,424

Paper & Forest Products - 1.9%
200,000	International Paper Co.	6,320,000
687,244	Weyerhaeuser Co.	47,406,091

		53,726,091

	TOTAL MATERIALS	279,445,530

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
1,626,466	BellSouth Corp.	44,890,462
2,117,028	SBC Communications Inc.	51,761,335
1,687,789	Verizon Communications Inc.	57,773,017

	TOTAL TELECOMMUNICATION SERVICES	154,424,814

See Notes to Schedule of Investments.

3

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 3.7%
Electric Utilities - 1.1%
350,000	Cinergy Corp.	$15,452,500
360,600	FPL Group Inc.	15,549,072

		31,001,572

Gas Utilities - 0.9%
354,925	Equitable Resources Inc.	25,217,421

Multi-Utilities - 1.7%
300,000	Ameren Corp.	16,686,000
525,000	KeySpan Corp.	21,362,250
400,000	NiSource Inc.	9,716,000

		47,764,250

	TOTAL UTILITIES	103,983,243

	TOTAL COMMON STOCK
	(Cost - $2,224,020,436)	2,549,900,341

CONVERTIBLE PREFERRED STOCK - 1.7%
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
85,921	State Street Corp., 6.750% due 2/15/06 (a)	19,118,110

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
524,088	Baxter International Inc., Equity Units, 7.000% due 2/16/06 (b)	29,516,636

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost - $45,618,637)	48,634,746

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,269,639,073)	2,598,535,087

FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.8%
Repurchase Agreements - 8.8%
$128,480,000	Interest in $665,885,000 joint tri-party repurchase agreement dated 7/29/05 with Deutsche Bank Securities Inc., 3.290% due 8/1/05; Proceeds at maturity - $128,515,225; (Fully collateralized by various U.S. government agency obligations 0.000% to 6.625% due 2/6/06 to 6/13/33; Market value - $131,049,841)	128,480,000
121,662,000	Interest in $775,979,000 joint tri-party repurchase agreement dated 7/29/05 with Banc of America Securities LLC, 3.290% due 8/1/05; Proceeds at maturity - $121,695,356; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.250% due 8/10/05 to 11/5/12; Market value - $124,095,366)	121,662,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $250,142,000)	250,142,000

	TOTAL INVESTMENTS - 100.1%
	(Cost - $2,519,781,073#)	2,848,677,087
	Liabilities in Excess of Other Assets - (0.1)%	(3,413,183)

	TOTAL NET ASSETS - 100.0%	$2,845,263,904

(a)	SPACES—Forward purchase contract unit - Each unit represents 1 pace (fixed share purchase contract and U.S. Treasury Strip) and 1 cover (variable—share repurchase contract)-SPACES is a service mark of Goldman, Sachs & Co.

(b)	Each unit represents a seperate contract to purchase common stock and senior notes.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Dividend Strategy Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Investment Series (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$360,140,299
Gross unrealized depreciation	(31,244,285)

Net unrealized appreciation	$328,896,014

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: September 29, 2005